EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 12,056,145	R$ 1,399,758	R$ 10,085,647
Losses attributable to each class of shares - Discontinued Operation	1,206,233	(3,163,563)	(6,659,748)
Earnings for the year	R$ 13,262,378	(1,763,805)	3,425,899
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	16,009,941
Earnings attributable to each class of shares - Continuous operation	R$ 12,056,145		10,085,647
Losses attributable to each class of shares - Discontinued Operation	1,206,233		(6,659,748)
Earnings for the year	13,262,378		R$ 3,425,899
Minimum percentage of EPS to preferred shares compare to common shares			10.00%
Common shares
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	9,502,398	1,124,922	R$ 7,949,294
Losses attributable to each class of shares - Discontinued Operation	950,727	(2,542,411)	(5,249,073)
Earnings for the year	R$ 10,453,125	R$ (1,417,490)	R$ 2,700,221
Weighted average shares outstanding, basic	1,087,050	1,087,050	1,087,050
% of shares in relation to total ( As a percent )	80.37%	80.37%	80.37%
Basic earnings per share of continuous operation (R$)	R$ 8.74	R$ 1.03	R$ 7.31
Basic earnings per share of discontinued operation (R$)	0.87	(2.34)	(4.83)
Net basic earnings per share (R$)	R$ 9.62	R$ (1.30)	R$ 2.48
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 9,382,592		R$ 7,851,730
Losses attributable to each class of shares - Discontinued Operation	938,741		(5,184,649)
Earnings for the year	R$ 10,321,332		R$ 2,667,081
Weighted average shares outstanding, diluted	1,087,050		1,087,050
% of shares in relation to total ( As a percent )	79.43%		79.45%
Diluted earnings per share of continuous operation (R$)	R$ 8.63		R$ 7.22
Diluted earnings per share of discontinued operation (R$)	0.86		(4.77)
Net diluted earnings per share (R$)	R$ 9.49		R$ 2.45
Preferential A
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 1,413	R$ 152	R$ 1,182
Losses attributable to each class of shares - Discontinued Operation	141	(344)	(780)
Earnings for the year	R$ 1,554	R$ (192)	R$ 401
Weighted average shares outstanding, basic	147	147	147
% of shares in relation to total ( As a percent )	0.01%	0.01%	0.01%
Basic earnings per share of continuous operation (R$)	R$ 9.62	R$ 1.03	R$ 8.04
Basic earnings per share of discontinued operation (R$)	0.96	(2.34)	(5.31)
Net basic earnings per share (R$)	R$ 10.58	R$ (1.30)	R$ 2.73
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 1,395		R$ 1,167
Losses attributable to each class of shares - Discontinued Operation	140		(771)
Earnings for the year	R$ 1,534		R$ 397
Weighted average shares outstanding, diluted	147		147
% of shares in relation to total ( As a percent )	0.01%		0.01%
Diluted earnings per share of continuous operation (R$)	R$ 9.49		R$ 7.95
Diluted earnings per share of discontinued operation (R$)	0.95		(5.25)
Net diluted earnings per share (R$)	R$ 10.44		R$ 2.70
Preferential B
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 2,552,334	R$ 274,684	R$ 2,135,172
Losses attributable to each class of shares - Discontinued Operation	255,364	(620,808)	(1,409,895)
Earnings for the year	R$ 2,807,699	R$ (346,124)	R$ 725,277
Weighted average shares outstanding, basic	265,437	265,437	265,437
% of shares in relation to total ( As a percent )	19.62%	19.62%	19.62%
Basic earnings per share of continuous operation (R$)	R$ 9.62	R$ 1.03	R$ 8.04
Basic earnings per share of discontinued operation (R$)	0.96	(2.34)	(5.31)
Net basic earnings per share (R$)	R$ 10.58	R$ (1.30)	R$ 2.73
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 2,520,154		R$ 2,108,966
Losses attributable to each class of shares - Discontinued Operation	252,145		(1,392,591)
Earnings for the year	R$ 2,772,299		R$ 716,375
Weighted average shares outstanding, diluted	265,437		265,437
% of shares in relation to total ( As a percent )	19.39%		19.40%
Diluted earnings per share of continuous operation (R$)	R$ 9.49		R$ 7.95
Diluted earnings per share of discontinued operation (R$)	0.95		(5.25)
Net diluted earnings per share (R$)	R$ 10.44		R$ 2.70
Preferential B Converted
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 152,004		R$ 123,784
Losses attributable to each class of shares - Discontinued Operation	15,208		(81,737)
Earnings for the year	R$ 167,212		R$ 42,047
Weighted average shares outstanding, diluted	16,010		15,580
% of shares in relation to total ( As a percent )	1.17%		1.14%
Diluted earnings per share of continuous operation (R$)	R$ 9.49		R$ 7.95
Diluted earnings per share of discontinued operation (R$)	0.95		(5.25)
Net diluted earnings per share (R$)	R$ 10.44		R$ 2.70